Class A B C and Y | Calvert Equity Portfolio
CALVERT EQUITY PORTFOLIO Class (Ticker): A (CSIEX) B (CSEBX) C (CSECX) Y (CIEYX)
INVESTMENT OBJECTIVE
The Fund seeks growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation and which meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 54 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A B C and Y Calvert Equity Portfolio		Class A	Class B	Class C	Class Y
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	5.00%	1.00%	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge decreases over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Class A B C and Y Calvert Equity Portfolio	Class A	Class B	Class C	Class Y
Management fees	0.70%	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	none
Other expenses	0.26%	0.38%	0.21%	0.12%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses	1.23%	2.10%	1.93%	0.84%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
  your investment has a 5% return each year; and
  the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Class A B C and Y Calvert Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	594	847	1,119	1,893
Class B	713	1,058	1,329	2,209
Class C	296	606	1,042	2,254
Class Y	86	268	466	1,037

Expense Example, No Redemption Class A B C and Y Calvert Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	213	658	1,129	2,209
Class C	196	606	1,042	2,254

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund invests primarily in common stocks of U.S. large-cap companies. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Standard & Poor’s (“S&P”) 500 Index. As of December 31, 2013, the market capitalization of the S&P 500 Index companies ranged from $3.3 billion to $504.4 billion with a weighted average level of $120 billion.

The Fund may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.

The Subadvisor looks for established companies with a history of steady earnings growth. The Subadvisor selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	17.97%
Worst Quarter (of periods shown)	12/31/08	-24.39%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12/31/13) (with maximum sales charge deducted, if any)
Average Annual Total Returns Class A B C and Y Calvert Equity Portfolio	1 Year	5 Years	10 Years
Class A	24.22%	17.02%	6.65%
Class A Return after taxes on distributions	22.96%	16.61%	6.15%
Class A Return after taxes on distributions and sale of Fund shares	14.74%	13.85%	5.38%
Class B	24.32%	17.02%	6.25%
Class C	28.56%	17.30%	6.37%
Class Y	30.96%	18.58%	7.37%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%
Lipper Large-Cap Growth Funds Avg. (reflects no deduction for taxes)	34.00%	19.01%	7.30%